SHARE-BASED PAYMENT - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
SHARE-BASED PAYMENT
Weighted average fair value of the options granted	$ 0.23	$ 2.77
Weighted average remaining contractual life for the share options outstanding (in years)	5 years 3 months 7 days		5 years 9 months 10 days
Unrecognized compensation cost	$ 391	$ 343
Weighted-average period	1 year 3 months 21 days		1 year 2 months 19 days
RSU
SHARE-BASED PAYMENT
Unrecognized compensation cost	$ 2,248	$ 2,871
Weighted-average period	1 year 8 months 4 days		2 years 2 months 8 days
Minimum
SHARE-BASED PAYMENT
Exercise prices for share options outstanding	$ 0.01
Maximum
SHARE-BASED PAYMENT
Exercise prices for share options outstanding	$ 15